Document and Entity Information	May 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001016169
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 24, 2022
Entity Registrant Name	Antares Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32302
Entity Tax Identification Number	41-1350192
Entity Address, Address Line One	100 Princeton South
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(609)
Local Phone Number	359-3020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ATRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false